Trade and other payables	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Trade and other payables	14. Trade and other payables
	2021	2020
	€	€
Trade payables	2,125,511	656,448
Tax and social security liabilities	365,061	174,416
	2,490,572	830,864